Transactions With Related Parties	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
TRANSACTIONS WITH RELATED PARTIES	TRANSACTIONS WITH RELATED PARTIES
Balances and transactions between Gogoro and its subsidiaries, which are related parties of Gogoro, have been eliminated on consolidation and are not disclosed in this note. Other than that, the Company's remaining transactions with related parties were immaterial for the years ended December 31, 2021 and 2020. The names and relationships of related-parties are disclosed below.

Related-party	Relationship with the Company
Nan Shan General Insurance Co., Ltd	Related party in substance
Nan Shan Life Insurance Co., Ltd.	Related party in substance
Ruentex Development Co., Ltd.	Related party in substance
Ruentex Pai-yi Co., Ltd.	Related party in substance
RT Mart International Co., Ltd.	Related party in substance
Yin Shu-Tien Medical Foundation	Related party in substance
Ruentex Interior Design Inc.	Related party in substance
Compensation of Key Management Personnel

	For the Year Ended December 31
	2021	2020	2019
Short-term employee benefits	$2,695	$4,543	$4,166
Share-based payments	1,290	—	—
Post-employment benefits	18	85	52
	$4,003	$4,628	$4,218